PORTFOLIO OF INVESTMENTS

1ST QUARTER

USAA GLOBAL MANAGED VOLATILITY FUND

MARCH 31, 2019

(Form N-Q)

88396-0519	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Global Managed Volatility Fund

March 31, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (94.1%)
	COMMON STOCKS (29.1%)
	Basic Materials (0.9%)
	Chemicals (0.6%)
14,970	Air Products & Chemicals, Inc.	$2,859
17,870	Axalta Coating Systems Ltd.(a)	450
10,180	Celanese Corp.	1,004
13,173	Eastman Chemical Co.	1,000
5,420	Linde plc	953
4,920	LyondellBasell Industries N.V. “A”	414

		6,680

	Iron/Steel (0.3%)
28,750	Nucor Corp.	1,678
25,330	Steel Dynamics, Inc.	893

		2,571

	Total Basic Materials	9,251

	Communications (2.7%)
	Advertising (0.3%)
49,697	Interpublic Group of Companies, Inc.	1,044
33,910	Omnicom Group, Inc.	2,475

		3,519

	Internet (0.4%)
12,630	CDW Corp.	1,217
10,050	eBay, Inc.	373
11,900	F5 Networks, Inc.(a)	1,868
2,130	Facebook, Inc. “A”(a)	355
4,023	Fox Corp. “A”(a)	148
9,080	TripAdvisor, Inc.(a)	467

		4,428

	Media (1.0%)
32,680	CBS Corp. “B”	1,553
44,550	Comcast Corp. “A”	1,781
20,690	DISH Network Corp. “A”(a)	656
57,390	Sirius XM Holdings, Inc.	326
32,210	Viacom, Inc. “B”	904
43,646	Walt Disney Co.	4,846

		10,066

	Telecommunications (1.0%)
35,238	AT&T, Inc.	1,105
42,320	Cisco Systems, Inc.	2,285
74,650	Juniper Networks, Inc.	1,976
27,690	T-Mobile US, Inc.(a)	1,913

1   |   USAA Global Managed Volatility Fund

Number of Shares	Security	Market Value (000)
50,920	Verizon Communications, Inc.	$3,011

		10,290

	Total Communications	28,303

	Consumer, Cyclical (3.1%)
	Airlines (0.2%)
18,510	Delta Air Lines, Inc.	956
13,160	Southwest Airlines Co.	683
4,440	United Continental Holdings, Inc.(a)	354

		1,993

	Apparel (0.2%)
7,510	Capri Holdings Ltd.(a)	343
18,950	Hanesbrands, Inc.	339
8,360	NIKE, Inc. “B”	704
5,250	Ralph Lauren Corp.	681

		2,067

	Auto Manufacturers (0.1%)
41,010	Ford Motor Co.	360
10,730	General Motors Co.	398
7,390	PACCAR, Inc.	504

		1,262

	Auto Parts & Equipment (0.1%)
5,160	Autoliv, Inc.	379
8,630	BorgWarner, Inc.	331
18,990	Goodyear Tire & Rubber Co.	345
2,820	Lear Corp.	383

		1,438

	Distribution/Wholesale (0.0%)
1,030	WW Grainger, Inc.	310

	Entertainment (0.1%)
11,240	Live Nation Entertainment, Inc.(a)	714

	Home Builders (0.1%)
140	NVR, Inc.(a)	387
23,640	PulteGroup, Inc.	661

		1,048

	Home Furnishings (0.1%)
3,730	Whirlpool Corp.	496

	Leisure Time (0.2%)
15,320	Carnival Corp.	777
13,610	Harley-Davidson, Inc.	486
8,500	Norwegian Cruise Line Holdings Ltd.(a)	467

		1,730

	Lodging (0.2%)
7,980	Hilton Worldwide Holdings, Inc.	663
8,820	Marriott International, Inc. “A”	1,104

		1,767

	Retail (1.8%)
12,829	Best Buy Co., Inc.	912
6,714	Darden Restaurants, Inc.	815
23,610	Dollar General Corp.	2,817
19,880	Gap, Inc.	520

  |   2

Number of Shares	Security	Market Value (000)
12,810	Genuine Parts Co.	$1,435
6,570	Home Depot, Inc.	1,261
12,830	Kohl’s Corp.	882
3,650	Lowe’s Companies, Inc.	400
29,570	Macy’s, Inc.	711
7,630	Nordstrom, Inc.	339
1,300	O’Reilly Automotive, Inc.(a)	505
61,060	Qurate Retail, Inc.(a)	976
14,010	Ross Stores, Inc.	1,304
8,957	Target Corp.	719
41,450	TJX Companies, Inc.	2,205
5,090	Tractor Supply Co.	498
17,420	Walgreens Boots Alliance, Inc.	1,102
9,630	Walmart, Inc.	939

		18,340

	Textiles (0.0%)
3,610	Mohawk Industries, Inc.(a)	455

	Total Consumer, Cyclical	31,620

	Consumer, Non-cyclical (7.3%)
	Agriculture (0.2%)
32,010	Altria Group, Inc.	1,838

	Beverages (0.5%)
20,450	Coca-Cola Co.	958
12,440	Molson Coors Brewing Co. “B”	742
27,540	PepsiCo, Inc.	3,375

		5,075

	Biotechnology (0.6%)
9,442	Amgen, Inc.	1,794
4,360	Biogen, Inc.(a)	1,031
7,010	Celgene Corp.(a)	661
17,475	Gilead Sciences, Inc.	1,136
1,560	Illumina, Inc.(a)	485
1,240	Regeneron Pharmaceuticals, Inc.(a)	509
8,010	United Therapeutics Corp.(a)	940

		6,556

	Commercial Services (0.8%)
14,970	Automatic Data Processing, Inc.	2,391
14,780	H&R Block, Inc.	354
3,970	Moody’s Corp.	719
20,820	Nielsen Holdings plc	493
5,620	PayPal Holdings, Inc.(a)	584
5,620	Robert Half International, Inc.	366
3,440	S&P Global, Inc.	724
15,780	Sabre Corp.	338
23,998	Total System Services, Inc.	2,280
3,510	United Rentals, Inc.(a)	401

		8,650

	Cosmetics/Personal Care (0.6%)
3,100	Estee Lauder Companies, Inc. “A”	513
51,718	Procter & Gamble Co.	5,382

		5,895

	Food (1.2%)
16,110	Conagra Brands, Inc.	447
19,200	General Mills, Inc.	994
23,210	Hershey Co.	2,665

3  |   USAA Global Managed Volatility Fund

Number of Shares	Security	Market Value (000)
12,070	Hormel Foods Corp.	$540
11,634	Ingredion, Inc.	1,102
10,900	JM Smucker Co.	1,270
24,510	Kellogg Co.	1,406
26,490	Kroger Co.	652
3,990	McCormick & Co., Inc.	601
20,360	Sysco Corp.	1,359
22,399	Tyson Foods, Inc. “A”	1,555

		12,591

	Healthcare Products (0.6%)
17,420	Boston Scientific Corp.(a)	669
9,900	Dentsply Sirona, Inc.	491
1,560	Edwards Lifesciences Corp.(a)	298
19,090	Henry Schein, Inc.(a)	1,147
9,200	Medtronic plc	838
2,560	Stryker Corp.	506
2,510	Thermo Fisher Scientific, Inc.	687
8,630	Varian Medical Systems, Inc.(a)	1,223

		5,859

	Healthcare-Services (1.0%)
5,302	Anthem, Inc.	1,522
11,320	DaVita, Inc.(a)	614
9,046	HCA Healthcare, Inc.	1,179
11,941	Laboratory Corp. of America Holdings(a)	1,827
19,429	Quest Diagnostics, Inc.	1,747
6,840	UnitedHealth Group, Inc.	1,691
12,640	Universal Health Services, Inc. “B”	1,691

		10,271

	Household Products/Wares (0.5%)
3,900	Avery Dennison Corp.	441
42,630	Church & Dwight Co., Inc.	3,037
9,020	Clorox Co.	1,447

		4,925

	Pharmaceuticals (1.3%)
5,760	AbbVie, Inc.	464
7,670	AmerisourceBergen Corp.	610
15,780	Bristol-Myers Squibb Co.	753
11,240	Cardinal Health, Inc.	541
6,307	Cigna Corp.(a)	1,014
8,390	CVS Health Corp.	453
14,590	Eli Lilly & Co.	1,893
2,820	Jazz Pharmaceuticals plc(a)	403
12,930	Johnson & Johnson	1,808
4,220	McKesson Corp.	494
7,300	Merck & Co., Inc.	607
16,420	Mylan N.V.(a)	465
58,700	Pfizer, Inc.	2,493
17,840	Zoetis, Inc.	1,796

		13,794

	Total Consumer, Non-cyclical	75,454

	Energy (1.5%)
	Oil & Gas (1.2%)
26,990	Antero Resources Corp.(a)	238
17,214	Chevron Corp.	2,120
46,420	ConocoPhillips	3,098
11,360	Devon Energy Corp.	359
33,400	Exxon Mobil Corp.	2,699
12,180	HollyFrontier Corp.	600

  |   4

Number of Shares	Security	Market Value (000)
16,130	Marathon Petroleum Corp.	$965
13,920	Phillips 66	1,325
14,950	Valero Energy Corp.	1,268

		12,672

	Pipelines (0.3%)
5,440	Cheniere Energy, Inc.(a)	372
33,810	Kinder Morgan, Inc.	676
17,880	ONEOK, Inc.	1,249
40,720	Plains GP Holdings, LP “A”(a)	1,015

		3,312

	Total Energy	15,984

	Financial (6.0%)
	Banks (1.4%)
22,450	Bank of New York Mellon Corp.	1,132
50,590	BB&T Corp.	2,354
14,410	Citigroup, Inc.	897
14,450	Comerica, Inc.	1,060
20,270	East West Bancorp, Inc.	972
74,580	Fifth Third Bancorp	1,881
121,480	Huntington Bancshares, Inc.	1,540
9,320	J.P. Morgan Chase & Co.	943
9,640	PNC Financial Services Group, Inc.	1,182
73,100	Regions Financial Corp.	1,034
11,840	U.S. Bancorp.	571
17,330	Zions Bancorp	787

		14,353

	Diversified Financial Services (1.0%)
4,120	Alliance Data Systems Corp.	721
21,510	Ally Financial, Inc.	591
7,220	American Express Co.	789
3,230	Ameriprise Financial, Inc.	414
5,450	Capital One Financial Corp.	445
2,140	CME Group, Inc.	352
26,870	Franklin Resources, Inc.	890
3,150	Mastercard, Inc. “A”	742
18,750	SEI Investments Co.	980
14,250	Synchrony Financial	455
4,760	T. Rowe Price Group, Inc.	477
11,130	Visa, Inc. “A”	1,738
97,500	Western Union Co.	1,801

		10,395

	Insurance (1.8%)
62,642	Aflac, Inc.	3,132
18,357	Allstate Corp.	1,729
23,560	American Financial Group, Inc.	2,267
3,560	Aon plc	608
7,090	Athene Holding Ltd. “A”(a)	289
7,550	Berkshire Hathaway, Inc. “B”(a)	1,517
31,650	Hartford Financial Services Group, Inc.	1,574
48,289	Loews Corp.	2,314
6,070	Marsh & McLennan Companies, Inc.	570
8,680	MetLife, Inc.	369
7,360	Principal Financial Group, Inc.	369
25,280	Progressive Corp.	1,822
3,820	Prudential Financial, Inc.	351
7,854	Reinsurance Group of America, Inc.	1,115
6,617	Travelers Companies, Inc.	908

		18,934

5   |   USAA Global Managed Volatility Fund

Number of Shares	Security	Market Value (000)
	Real Estate (0.0%)
3,360	Jones Lang LaSalle, Inc.	$518

	REITS (1.8%)
8,060	American Tower Corp.	1,588
62,370	Annaly Capital Management, Inc.	623
12,360	AvalonBay Communities, Inc.	2,481
5,180	Boston Properties, Inc.	694
26,460	Equity Residential	1,993
5,860	Extra Space Storage, Inc.	597
3,390	Federal Realty Investment Trust	467
27,580	Host Hotels & Resorts, Inc.	521
28,090	Kimco Realty Corp.	520
31,783	Liberty Property Trust	1,539
5,710	Public Storage	1,244
3,690	Simon Property Group, Inc.	672
8,450	SL Green Realty Corp.	760
21,510	Ventas, Inc.	1,373
162,050	VEREIT, Inc.	1,356
21,190	WP Carey, Inc.	1,660

		18,088

	Total Financial	62,288

	Industrial (1.8%)
	Aerospace/Defense (0.5%)
1,610	Boeing Co.	614
2,030	General Dynamics Corp.	343
4,970	Lockheed Martin Corp.	1,492
10,380	Raytheon Co.	1,890
11,940	Spirit AeroSystems Holdings, Inc. “A”	1,093

		5,432

	Building Materials (0.1%)
10,340	Owens Corning	487

	Electrical Components & Equipment (0.0%)
3,960	Acuity Brands, Inc.	475

	Electronics (0.4%)
6,670	Arrow Electronics, Inc.(a)	514
6,990	Garmin Ltd.	604
710	Mettler-Toledo International, Inc.(a)	513
23,810	TE Connectivity Ltd.	1,923
1,980	Waters Corp.(a)	498

		4,052

	Environmental Control (0.2%)
20,440	Pentair plc	910
12,627	Waste Management, Inc.	1,312

		2,222

	Hand/Machine Tools (0.0%)
1,960	Snap-on, Inc.	307

	Machinery-Diversified (0.1%)
3,360	Cummins, Inc.	530

	Miscellaneous Manufacturers (0.2%)
4,080	3M Co.	848
8,470	Eaton Corp. plc	682

  |   6

Number of Shares	Security	Market Value (000)
4,220	Illinois Tool Works, Inc.	$606

		2,136

	Shipbuilding (0.1%)
3,902	Huntington Ingalls Industries, Inc.	809

	Transportation (0.2%)
8,450	CH Robinson Worldwide, Inc.	735
3,850	FedEx Corp.	699
3,190	Union Pacific Corp.	533

		1,967

	Total Industrial	18,417

	Technology (3.9%)
	Computers (1.2%)
10,240	Accenture plc “A”	1,802
20,520	Apple, Inc.	3,898
21,370	Cognizant Technology Solutions Corp. “A”	1,548
5,500	DXC Technology Co.	354
46,700	Hewlett Packard Enterprise Co.	720
11,120	International Business Machines Corp.	1,569
11,620	Leidos Holdings, Inc.	745
5,610	NetApp, Inc.	389
18,910	Seagate Technology plc	906
12,810	Western Digital Corp.	616

		12,547

	Office/Business Equipment (0.1%)
17,190	Xerox Corp.	550

	Semiconductors (0.7%)
8,390	Applied Materials, Inc.	333
25,400	Intel Corp.	1,364
2,730	Lam Research Corp.	489
7,220	Maxim Integrated Products, Inc.	384
22,170	Micron Technology, Inc.(a)	916
3,050	NVIDIA Corp.	548
23,050	ON Semiconductor Corp.(a)	474
7,440	QUALCOMM, Inc.	424
4,250	Skyworks Solutions, Inc.	350
9,740	Texas Instruments, Inc.	1,033
5,520	Xilinx, Inc.	700

		7,015

	Software (1.9%)
1,680	Adobe, Inc.(a)	448
2,000	ANSYS, Inc.(a)	365
17,070	Broadridge Financial Solutions, Inc.	1,770
13,750	CDK Global, Inc.	809
25,220	Citrix Systems, Inc.	2,513
6,108	Covetrus, Inc.(a)	194
5,230	Electronic Arts, Inc.(a)	531
1,850	Fidelity National Information Services, Inc.	209
20,200	Fiserv, Inc.(a)	1,783
7,910	Intuit, Inc.	2,068
14,920	Jack Henry & Associates, Inc.	2,070
28,630	Microsoft Corp.	3,377
2,490	MSCI, Inc.	495
7,050	Oracle Corp.	379
28,750	Paychex, Inc.	2,306

7   |   USAA Global Managed Volatility Fund

Number of Shares	Security	Market Value (000)
3,730	salesforce.com, Inc.(a)	$591

		19,908

	Total Technology	40,020

	Utilities (1.9%)
	Electric (1.8%)
33,550	Ameren Corp.	2,468
37,880	CMS Energy Corp.	2,104
24,207	Consolidated Edison, Inc.	2,053
6,340	Dominion Energy, Inc.	486
17,970	DTE Energy Co.	2,242
17,920	Duke Energy Corp.	1,613
42,320	Exelon Corp.	2,121
7,270	NextEra Energy, Inc.	1,405
19,845	Pinnacle West Capital Corp.	1,897
13,760	PPL Corp.	437
38,340	Southern Co.	1,981

		18,807

	Gas (0.1%)
12,520	UGI Corp.	694

	Total Utilities	19,501

	Total Common Stocks (cost: $284,437)	300,838

	EXCHANGE-TRADED FUNDS (20.2%)
75,000	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	4,262
67,410	Invesco FTSE RAFI U.S. 1000 ETF	7,642
59,230	iShares Core S&P 500 ETF	16,854
1,163,700	iShares Edge MSCI Min Vol USA ETF	68,426
185,450	iShares Edge MSCI USA Momentum Factor ETF	20,804
349,830	iShares Edge MSCI USA Quality Factor ETF	30,977
325,000	iShares Edge MSCI USA Size Factor ETF	28,597
115,100	iShares Edge MSCI USA Value Factor ETF	9,192
586,430	Schwab Fundamental U.S. Large Co. Index ETF(b)	22,255

	Total Exchange-Traded Funds (cost: $184,052)	209,009

	INTERNATIONAL EXCHANGE-TRADED FUNDS (44.8%)
72,200	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	2,349
120,000	Goldman Sachs ActiveBeta International Equity ETF	3,366
883,218	Invesco FTSE RAFI Developed Markets ex-US ETF(b)	35,788
1,017,200	Invesco FTSE RAFI Emerging Markets ETF	21,778
580,100	iShares Core MSCI EAFE ETF	35,253
235,800	iShares Core MSCI Emerging Markets ETF	12,193
1,996,200	iShares Edge MSCI Min Vol EAFE ETF(b)	143,727
769,300	iShares Edge MSCI Min Vol Emerging Markets ETF	45,597
60,700	JPMorgan Diversified Return Emerging Markets Equity ETF	3,292
1,045,700	Schwab Fundamental Emerging Markets Large Company Index ETF(b)	28,997
1,572,900	Schwab Fundamental International Large Company Index ETF	43,381
638,100	Schwab Fundamental International Small Company Index ETF(b)	19,826
54,300	USAA MSCI Emerging Markets Value Momentum Blend Index ETF(c)	2,426
53,100	USAA MSCI International Value Momentum Blend Index ETF(c)	2,420
1,466,010	Vanguard FTSE Developed Markets ETF	59,916
48,000	Vanguard FTSE Emerging Markets ETF	2,040

	Total International Exchange-Traded Funds (cost: $439,918)	462,349

	Total Equity Securities (cost: $908,407)	972,196

  |   8

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	BONDS (3.8%)
	U.S. TREASURY SECURITIES (3.8%)
	Bonds (0.5%)
$ 5,000	U.S. Treasury Bond (d)	3.00%	5/15/2047	$5,183

	Notes (3.3%)
34,600	U.S. Treasury Note (d),(e)	1.88	4/30/2022	34,232

	Total U.S. Treasury Securities (cost: $39,863)			39,415

	Total Bonds (cost: $39,863)			39,415

Number of Shares
	MONEY MARKET INSTRUMENTS (1.9%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.9%)
19,473,214	State Street Institutional Treasury Money Market Fund Premier Class, 2.35%(f)(d) (cost: $19,473)	19,473

	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.4%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)
3	Goldman Sachs Financial Square Government Fund Institutional Class, 2.37%(f)	—
3,921,972	HSBC US Government Money Market Fund Class I, 2.41%(f)	3,922

	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned (cost: $3,922)	3,922

	Total Investments (cost: $971,665)	$1,035,006

Number of Contracts	Description	Exercise price	Expiration Date	Notional Amount (000)		Market Value (000)
	PURCHASED OPTIONS (0.1%)
55	Put - S&P 500 Index	$2,500	6/21/2019	USD	15,589	$66
30	Put - S&P 500 Index	2,500	9/20/2019	USD	8,503	102
94	Put - S&P 500 Index	2,400	9/20/2019	USD	26,643	227
90	Put - S&P 500 Index	2,450	9/20/2019	USD	25,510	259

	Total Purchased Options (cost:$ 1,480)					$654

Number of Contracts	Description	Expiration Date	Notional Amount (000)		Contract Value (000)	Unrealized Appreciation/ (Depreciation) (000)
	FUTURES (5.3%)
	LONG FUTURES
	Equity Contracts
388	E-mini S&P 500	6/21/2019	USD	53,390	$55,054	$1,664

	Total Long Futures				$55,054	$1,664

	Total Futures				$55,054	$1,664

9   |   USAA Global Managed Volatility Fund

($ in 000s) VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$300,838	$—	$—	$300,838
Exchange-Traded Funds	209,009	—	—	209,009
International Exchange-Traded Funds	462,349	—	—	462,349
Bonds:
U.S. Treasury Securities	39,415	—	—	39,415
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	19,473	—	—	19,473
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market Funds	3,922	—	—	3,922
Options:
Put Options Purchased	654	—	—	654
Futures(1)	1,664	—	—	1,664

Total	$1,037,324	$—	$—	$1,037,324

(1)	Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

  |   10

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2019 (unaudited)

GENERAL NOTES

A. Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA Global Managed Volatility Fund (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the USAA Asset Management Company (the Manager) will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

11   |   USAA Global Managed Volatility Fund

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service’s judgment, these prices are readily available and are representative of the security’s market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV.

9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

Notes to Portfolio of Investments   |   12

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,032,694,000 at March 31, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 45.2% of net assets at March 31, 2019.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Transactions with affiliated funds – The following table provides details related to the Fund’s investment in the USAA Funds for the nine-month period ended March 31, 2019:

($ in 000s) Affiliated USAA Fund	Purchase Cost	Sales Proceeds	Dividend Income	Realized Gain (Loss)	Capital Gain Distributions	Change in net unrealized appreciation/ depreciation	Market Value 12/31/18 3/31/19
MSCI Emerging Markets Value Momentum Blend Index ETF	$502	$—	$—	$—	$—	$117	$1,807	$2,426
MSCI International Value Momentum Blend Index ETF	—	—	—	—	—	218	2,202	2,420

Total	$502	$—	$—	$—	$—	$335	$4,009	$4,846

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

13   |   USAA Global Managed Volatility Fund

SPECIFIC NOTES

(a)	Non-income-producing security.

(b)	The security, or a portion thereof, was out on loan as of March 31, 2019. (c) Investment in affiliated exchange-traded fund.

(d)	The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2019.

(e)	Securities with a value of $34,232,000 are segregated as collateral for initial margin requirements on open futures contracts.

(f)	Rate represents the money market fund annualized seven-day yield at March 31, 2019.

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